Mortgage banking activities	12 Months Ended
Dec. 31, 2016
Disclosure Text Block
Mortgage Banking Activities

Note 13 – Mortgage banking activities

Income from mortgage banking activities includes mortgage servicing fees earned in connection with administering residential mortgage loans and valuation adjustments on mortgage servicing rights. It also includes gain on sales and securitizations of residential mortgage loans and trading gains and losses on derivative contracts used to hedge the Corporation’s securitization activities. In addition, lower-of-cost-or-market valuation adjustments to residential mortgage loans held for sale, if any, are recorded as part of the mortgage banking activities.

The following table presents the components of mortgage banking activities:

	Years ended December 31,
(In thousands)	2016	2015	2014
Mortgage servicing fees, net of fair value adjustments:
Mortgage servicing fees	$58,208	$59,461	$41,761
Mortgage servicing rights fair value adjustments	(25,336)	(7,904)	(24,683)
Total mortgage servicing fees, net of fair value adjustments	32,872	51,557	17,078
Net gain on sale of loans, including valuation on loans held for sale	26,976	35,336	31,213
Trading account (loss) profit:
Unrealized (losses) gains on outstanding derivative positions	(1)	17	(726)
Realized (losses) on closed derivative positions	(3,309)	(5,108)	(16,950)
Total trading account (loss) profit	(3,310)	(5,091)	(17,676)
Total mortgage banking activities	$56,538	$81,802	$30,615